Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.64%
Aerospace & Defense–1.28%
Curtiss-Wright Corp.	64,841	$11,428,875
Air Freight & Logistics–0.67%
Air Transport Services Group, Inc.(b)	288,698	6,013,579
Alternative Carriers–1.12%
Iridium Communications, Inc.(b)	161,251	9,986,274
Apparel, Accessories & Luxury Goods–1.45%
Oxford Industries, Inc.(c)	122,331	12,916,930
Application Software–4.18%
Descartes Systems Group, Inc. (The) (Canada)(b)	146,863	11,838,626
Digital Turbine, Inc.(b)(c)	257,328	3,180,574
Manhattan Associates, Inc.(b)	81,977	12,694,138
PowerSchool Holdings, Inc., Class A(b)	80,595	1,597,393
Workiva, Inc.(b)	78,328	8,021,571
		37,332,302
Asset Management & Custody Banks–2.67%
Avantax, Inc.(b)(c)	537,312	14,142,052
Federated Hermes, Inc., Class B	240,928	9,670,850
		23,812,902
Automotive Parts & Equipment–1.77%
Visteon Corp.(b)	100,817	15,811,130
Automotive Retail–0.92%
Lithia Motors, Inc., Class A(c)	35,816	8,199,357
Biotechnology–2.05%
Ascendis Pharma A/S, ADR (Denmark)(b)	49,491	5,306,425
CRISPR Therapeutics AG (Switzerland)(b)	41,570	1,880,211
Karuna Therapeutics, Inc.(b)(c)	18,117	3,290,772
Mirati Therapeutics, Inc.(b)(c)	46,965	1,746,159
Natera, Inc.(b)	109,609	6,085,491
		18,309,058
Broadline Retail–0.99%
Ollie’s Bargain Outlet Holdings, Inc.(b)	153,179	8,875,191
Building Products–1.04%
Masonite International Corp.(b)	102,662	9,318,630
Cargo Ground Transportation–1.12%
Knight-Swift Transportation Holdings, Inc.	176,288	9,974,375
Casinos & Gaming–0.47%
Penn Entertainment, Inc.(b)	142,809	4,235,715
Shares		Value
Commercial & Residential Mortgage Finance–1.54%
Essent Group Ltd.	170,910	$6,844,946
Radian Group, Inc.(c)	313,310	6,924,151
		13,769,097
Construction & Engineering–2.79%
Comfort Systems USA, Inc.	61,020	8,906,479
WillScot Mobile Mini Holdings Corp.(b)	340,872	15,980,080
		24,886,559
Construction Materials–1.49%
Summit Materials, Inc., Class A(b)	466,311	13,285,200
Diversified Metals & Mining–1.03%
MP Materials Corp.(b)(c)	326,277	9,197,749
Electrical Components & Equipment–3.19%
EnerSys	109,344	9,499,807
Nextracker, Inc., Class A(b)	259,889	9,423,575
Vertiv Holdings Co.	668,067	9,560,039
		28,483,421
Electronic Equipment & Instruments–1.11%
Badger Meter, Inc.	81,354	9,910,544
Electronic Manufacturing Services–2.86%
Flex Ltd.(b)	588,117	13,532,572
Jabil, Inc.	135,919	11,982,619
		25,515,191
Environmental & Facilities Services–1.65%
Casella Waste Systems, Inc., Class A(b)	112,245	9,278,172
Montrose Environmental Group, Inc.(b)	151,611	5,407,964
		14,686,136
Financial Exchanges & Data–1.21%
TMX Group Ltd. (Canada)	106,687	10,775,269
Food Retail–1.26%
Sprouts Farmers Market, Inc.(b)(c)	321,394	11,258,432
Gas Utilities–0.93%
ONE Gas, Inc.	104,377	8,269,790
Health Care Equipment–4.99%
AtriCure, Inc.(b)	204,425	8,473,416
CONMED Corp.(c)	98,248	10,204,037
Heska Corp.(b)(c)	105,413	10,290,417
iRhythm Technologies, Inc.(b)	62,065	7,697,922
QuidelOrtho Corp.(b)	88,949	7,924,467
		44,590,259
Health Care Facilities–2.07%
Encompass Health Corp.	150,057	8,118,084

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	174,503	$10,368,968
		18,487,052
Health Care Services–1.58%
NeoGenomics, Inc.(b)(c)	409,015	7,120,951
R1 RCM, Inc.(b)(c)	466,718	7,000,770
		14,121,721
Health Care Supplies–1.03%
OrthoPediatrics Corp.(b)	207,079	9,171,529
Health Care Technology–0.93%
Simulations Plus, Inc.(c)	189,057	8,307,165
Homebuilding–1.54%
Taylor Morrison Home Corp., Class A(b)	358,488	13,715,751
Hotels, Resorts & Cruise Lines–1.12%
Travel + Leisure Co.	255,911	10,031,711
Human Resource & Employment Services–1.02%
Alight, Inc., Class A(b)(c)	987,728	9,096,975
Industrial Machinery & Supplies & Components–4.05%
Chart Industries, Inc.(b)	50,598	6,344,989
Gates Industrial Corp. PLC(b)	668,888	9,290,855
ITT, Inc.	126,947	10,955,526
Timken Co. (The)	117,599	9,610,190
		36,201,560
Industrial REITs–2.24%
EastGroup Properties, Inc.	65,253	10,787,626
STAG Industrial, Inc.	272,060	9,201,069
		19,988,695
Interactive Media & Services–0.54%
Eventbrite, Inc., Class A(b)	566,861	4,863,667
Investment Banking & Brokerage–2.06%
LPL Financial Holdings, Inc.	41,385	8,376,324
Piper Sandler Cos.(c)	72,344	10,027,602
		18,403,926
Leisure Products–1.20%
Acushnet Holdings Corp.	210,080	10,701,475
Life & Health Insurance–0.92%
Primerica, Inc.	47,875	8,245,990
Life Sciences Tools & Services–0.99%
CryoPort, Inc.(b)(c)	367,423	8,818,152
Oil & Gas Equipment & Services–2.87%
Cactus, Inc., Class A	209,049	8,619,090
Weatherford International PLC(b)	285,992	16,973,625
		25,592,715
Shares		Value
Oil & Gas Exploration & Production–1.79%
Matador Resources Co.	224,240	$10,685,036
Southwestern Energy Co.(b)(c)	1,058,557	5,292,785
		15,977,821
Other Specialized REITs–1.45%
Gaming and Leisure Properties, Inc.	248,914	12,958,463
Packaged Foods & Meats–1.09%
Hostess Brands, Inc.(b)(c)	392,308	9,760,623
Paper & Plastic Packaging Products & Materials–1.29%
Graphic Packaging Holding Co.	451,463	11,507,792
Pharmaceuticals–0.27%
Arvinas, Inc.(b)	87,989	2,403,859
Property & Casualty Insurance–1.19%
RLI Corp.(c)	80,168	10,655,129
Regional Banks–6.35%
Cullen/Frost Bankers, Inc.(c)	82,176	8,656,420
First Financial Bankshares, Inc.	258,245	8,238,016
Glacier Bancorp, Inc.	189,772	7,972,322
Pinnacle Financial Partners, Inc.	135,203	7,457,797
South State Corp.(c)	97,555	6,951,769
Webster Financial Corp.	194,198	7,655,285
Western Alliance Bancorporation	273,824	9,731,705
		56,663,314
Reinsurance–2.66%
Reinsurance Group of America, Inc.	94,124	12,495,902
RenaissanceRe Holdings Ltd. (Bermuda)	56,057	11,230,460
		23,726,362
Research & Consulting Services–0.79%
NV5 Global, Inc.(b)	68,200	7,090,754
Restaurants–2.00%
Bloomin’ Brands, Inc.	389,425	9,988,751
Papa John’s International, Inc.(c)	104,733	7,847,644
		17,836,395
Semiconductor Materials & Equipment–0.59%
Ichor Holdings Ltd.(b)	160,237	5,246,159
Semiconductors–5.23%
Diodes, Inc.(b)(c)	96,667	8,966,831
Lattice Semiconductor Corp.(b)	158,771	15,162,631
MaxLinear, Inc.(b)	224,728	7,912,673
Power Integrations, Inc.(c)	105,569	8,935,360
Silicon Laboratories, Inc.(b)(c)	32,470	5,685,172
		46,662,667
Specialty Chemicals–1.33%
Ashland, Inc.	115,340	11,846,571
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Systems Software–0.96%
CommVault Systems, Inc.(b)	150,916	$8,562,974
Technology Distributors–1.04%
Avnet, Inc.	205,551	9,290,905
Trading Companies & Distributors–1.53%
Applied Industrial Technologies, Inc.	83,213	11,827,064
H&E Equipment Services, Inc.	27,328	1,208,717
Univar Solutions, Inc.(b)	18,996	665,430
		13,701,211
Water Utilities–1.14%
SJW Group(c)	133,521	10,164,954
Total Common Stocks & Other Equity Interests (Cost $738,070,406)		880,646,002
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	488,253	488,253
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	347,516	347,586
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	558,004	558,004
Total Money Market Funds (Cost $1,393,843)		1,393,843
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.79% (Cost $739,464,249)		882,039,845
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.04%
Invesco Private Government Fund, 4.78%(d)(e)(f)	30,075,782	$30,075,782
Invesco Private Prime Fund, 4.98%(d)(e)(f)	77,388,484	77,388,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,477,793)		107,464,266
TOTAL INVESTMENTS IN SECURITIES–110.83% (Cost $846,942,042)		989,504,111
OTHER ASSETS LESS LIABILITIES—(10.83)%		(96,703,670)
NET ASSETS–100.00%		$892,800,441
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,573,636	$13,617,107	$(19,702,490)	$-	$-	$488,253	$63,760
Invesco Liquid Assets Portfolio, Institutional Class	4,690,902	9,726,506	(14,069,736)	(1,796)	1,710	347,586	46,112
Invesco Treasury Portfolio, Institutional Class	7,512,727	15,562,408	(22,517,131)	-	-	558,004	72,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,664,730	63,920,661	(75,509,609)	-	-	30,075,782	378,524*
Invesco Private Prime Fund	107,137,875	153,379,930	(183,096,507)	(34,252)	1,438	77,388,484	1,036,875*
Total	$167,579,870	$256,206,612	$(314,895,473)	$(36,048)	$3,148	$108,858,109	$1,598,136

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$880,646,002	$—	$—	$880,646,002
Money Market Funds	1,393,843	107,464,266	—	108,858,109
Total Investments	$882,039,845	$107,464,266	$—	$989,504,111
Invesco Small Cap Equity Fund